ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net income attributable to common shareholders	$ 1,435,418	$ (17,036,837)	$ (11,953,207)
Change in fair value of derivatives	(4,210,526)
Diluted loss attributable to common shareholders	$ (2,775,108)
Basic shares outstanding	5,127,443
Warrant derivative shares	3,653,443
Diluted shares outstanding	8,780,886
Diluted loss per share	$ (0.32)	$ (8.75)	$ (20.9)